INCOME TAXES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred Income Tax Assets:
Net operating losses	$ 5,920,861	$ 748,404
Valuation allowance	(5,920,861)	(748,404)
Deferred Income Tax Assets, net